Logan Capital Large Cap Growth ETF
(Ticker: LCLG)
Listed on NYSE Arca, Inc. (the “Exchange”)
Summary Prospectus
August 28, 2026
Before you invest, you may want to review the Logan Capital Large Cap Growth ETF’s (the “Fund”) Statutory Prospectus
and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. The current
Statutory Prospectus and SAI dated August 28, 2026, are incorporated by reference into this Summary Prospectus. You can find the Fund’s Statutory Prospectus, SAI, shareholder reports and other information about the Fund online at https://
www.logancapitalfunds.com/regulatory-info. You can also get this information at no cost by calling 1-800-617-0004 or by sending an e-mail request to funds@logancapital.com.
Investment Objective
The Logan Capital Large Cap Growth ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”).
This table and the Example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem and hold all of your
Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Logan Capital Management, Inc. (“Logan Capital” or the “Adviser”) believes that earnings growth ultimately drives stock prices. The Adviser’s Large Cap Growth investment philosophy seeks to identify large capitalization companies that have the ability to generate sustainable and durable long-term earnings growth. The Fund seeks to invest in U.S. companies with strong earnings growth potential resulting from factors such as superior pricing power, strong distribution channels, effective management, and other competitive advantages.
The Adviser is a patient, long-term growth investor and may hold investments through temporary earnings setbacks when it believes such setbacks are short-term and the underlying fundamentals support a likely resumption of earnings growth.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization equity securities of companies that the Adviser believes have the potential for long-term capital growth. Logan Capital defines large capitalization companies as those with a market capitalization greater than
$5 billion and defines growth companies as those with positive long-term earnings growth rates.
The Fund expects to invest principally in equity securities traded on U.S. securities exchanges. Equity securities in which the
Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights, and warrants, and may include securities issued in initial public offerings (“IPOs”). From time to time, the Fund invests a significant portion of its assets in securities of companies within the same economic sector. For example, as of April 30, 2026, 38.1% of the Fund’s net assets were invested in companies within the information technology sector.
The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.
The Fund’s investment process is primarily bottom-up and focused on identifying companies with superior growth characteristics through disciplined security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research, and technical analysis. For a security to be eligible for inclusion in the portfolio, it must satisfy all three independent components of this process.
1)Macroeconomic analysis – To aid in security selection, the Adviser begins by analyzing macroeconomic factors including, but not limited to, trends in real gross domestic product (“GDP”) growth, short and long-term interest rates, yield curve, inflation, U.S. Federal Reserve Board actions, productivity gains and corporate cash flow.
2)Fundamental analysis – Investment ideas are generated utilizing the Adviser’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Adviser an advantage when evaluating new opportunities. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, a strong balance sheet, and significant barriers to entry
(e.g., obstacles that prevent a company from easily entering the market or industry, such as dominant market share, proprietary software, patents, or brand loyalty).
3)Technical Analysis – An evaluation that examines a stock’s price behavior and chart patterns to determine an uptrend or downtrend.  Other factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, overbought and oversold levels and support and resistance levels. “Support” occurs where a downtrend is expected to pause due to a concentration of demand, and “resistance” occurs where an uptrend is expected to pause, due to a concentration of supply.
The Adviser may sell a position when it no longer qualifies for purchase under at least two of the three independent components.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the
NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the
Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Management Risk. The Fund is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation potential.
•Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.
•Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the United States or some foreign countries may be subject to trading restrictions or economic sanctions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (4) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (5) currency exchange rate fluctuations and policies.
•Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.
•Depositary Receipt Risk. The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
•Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if securities of companies in such a sector comprised a lesser portion of the Fund’s portfolio.
◦Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business.
Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies. The information technology sector has recently experienced significant disruptions caused by artificial intelligence
(“AI”) related events, including layoffs and workforce re-alignments related to AI advancements and AI-related spending and escalating AI-enabled cyberattacks and data breaches. These events have led to significant market volatility and stock declines for certain software, cybersecurity, and other companies within this sector.
Performance
The following performance information indicates some of the risks of investing in the Fund. As of August 8, 2022, the Fund has adopted the performance history of the Logan Capital Large Cap Growth Fund (the “Predecessor Fund”), which operated as a mutual fund using substantially similar investment strategies. The bar chart shows the Predecessor Fund’s and the
Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s and the
Fund’s average annual returns for one-year, five years, ten years and since inception periods compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. The
Predecessor Fund’s and the Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.logancapitalfunds.com or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Total Returns as of December 31

50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
2.13%
31.31%
-4.81%
39.12%
38.23%
26.01%
-27.87%
35.49%
32.02%
18.00%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Calendar Year to Date Return as of June 30, 2026 20.91%

Highest Quarterly Return	Q2: 2020	30.67%
Lowest Quarterly Return	Q2: 2022	-19.37%
Average Annual Total Returns
For Periods Ended December 31, 2025 for the Predecessor Fund and the Fund

	1 Year	5 Years	10 Years	Since Inception (6/28/2012)
Return Before Taxes	18.00%	13.92%	16.76%	16.27%
Return After Taxes on Distributions	18.00%	13.39%	16.27%	15.87%
Return After Taxes on Distributions and Sale of Shares	10.66%	11.03%	14.15%	14.10%
Russell 1000® Total Return Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.59%	14.83%
Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)	18.70%	15.35%	18.14%	17.74%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management

Investment Adviser	Portfolio Managers	Managed the Predecessor Fund and Fund Since
Logan Capital Management, Inc.	Al Besse, Principal	2012
	Stephen S. Lee, Principal	2012
	Dana H. Stewardson, Principal	2012

Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash. The Fund issues and redeems
Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 5,000 Shares, though this may change from time to time.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares
(bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market
(the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.logancapitalfunds.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the
Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the
Intermediary’s website for more information.